Auditor's remuneration	12 Months Ended
Dec. 31, 2019
40. Auditor's remuneration
Auditor's remuneration

The notes included in this section focus on related party transactions, Auditors’ remuneration and Directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures and Key Management Personnel.

	2019	2018	2017
	£m	£m	£m
Audit of the Barclays Group's annual accounts	10	8	11
Other services:
Audit of the Company's subsidiaries[a]	35	32	27
Other audit related fees[b]	9	9	8
Other services	2	2	2
Total Auditor's remuneration	56	51	48

Notes

aComprises the fees for the statutory audit of subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG in respect of the consolidated financial statements of the Company.

bComprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.

The figures shown in the above table relate to fees paid to KPMG as principal Auditor, of which the fees paid in relation to discontinued operations were £nil (2018: £nil, 2017: £4m).

Under SEC regulations, the remuneration of our auditors is required to be presented as follows: audit fees £50m (2018: £45m, 2017: £42m), audit-related fees £5m (2018: £5m, 2017: £4m), tax fees £nil (2018: £nil, 2017: £nil), and all other fees £1m (2018: £1m, 2017: £2m).